Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 21,048	$ 21,694
Accumulated benefit obligation	20,990	21,636
Fair value of plan assets	$ 14,596	$ 15,452